Borrowings - Schedule of Borrowings from Related Parties (Details) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024
Current liabilities
Current liabilities		$ 4,203,855	$ 2,084,152
Non-current liabilities
Non-current liabilities		13,550	1,759,447
Liabilities current and non-current		4,217,405	3,843,599
Loans from Directors [Member]
Current liabilities
Current liabilities	[1]	5,086	5,086
Loan from associated entities [Member]
Current liabilities
Current liabilities	[2]	156,828	156,066
Non-current liabilities
Non-current liabilities	[2]
Shareholder Loans [Member]
Current liabilities
Current liabilities	[3]	2,485,632	1,923,000
Non-current liabilities
Non-current liabilities	[4]
Convertible notes payables [Member]
Current liabilities
Current liabilities		2,037,413
Non-current liabilities
Non-current liabilities	[5]		1,745,897
Debt Discount [Member]
Current liabilities
Debt Discount	[5]	(481,104)
Loan from Director [Member]
Non-current liabilities
Non-current liabilities		$ 13,550	$ 13,550

[1]	This is unsecured and interest free loan with no maturity terms provided by directors of the Company.
[2]	During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. These loans have a maturity term of 5 years, and 0.5% interest p.a. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni, a director of the Company. In FY 25, the Company extended the loan maturity date to 31 December 2026.
[3]	On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-month and expected to be mature on 15 July 2023.
[4]	On 5 May 2023 the directors received Board approval to issue up to $1,000,000 in $1 unsecured convertible notes redeemable on 31 December 2025, an interest rate of 12% and a conversion discount of 12%. On a Liquidity event, or at least 90 days prior to Maturity, each Noteholder may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;
[5]	In accordance with the policy noted in Note 3, when the Company’s shares attained a trading stock price upon the completion of the IPO and listing of the Company’s shares, the Company valued and separately accounted for the derivative embedded within convertible notes issued by the Company.